CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2020 CNY (¥) shares
Business Acquisition [Line Items]
Loans receivable, allowance for credit losses | ¥	¥ 27,700
Class A Ordinary shares
Business Acquisition [Line Items]
Ordinary shares, shares authorized	10,000,000,000,000
Ordinary shares, shares issued	108,100,000
Ordinary shares, shares outstanding	108,100,000
Class B Ordinary shares
Business Acquisition [Line Items]
Ordinary shares, shares authorized	10,000,000,000,000
Ordinary shares, shares issued	108,000,000
Ordinary shares, shares outstanding	108,000,000